SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF FINANCIAL INFORMATION

The following table presents selected financial information with respect to the Company’s single operating segment for the three months ended March 31, 2025 and 2024:

	For the Three Months Ended
	March 31, 2025	March 31, 2024
Revenue	$-	$-

Operating expenses
General and administrative expenses	1,067,070	76,520
Professional fees	292,131	114,391
Total operating expenses	1,359,201	190,911
Operating loss	(1,359,201)	(190,911)
Operating margin	(100)%	(100)%

Other income (expenses)
Interest income	6	1
Change in fair value of earnout shares liability	1,039,282	-
Change in fair value of warrants liability	234,195	-
Interest expense	(222,363)	(31,786)
Total other income (expense)	1,051,120	(31,785)
Loss before income tax expense	(308,081)	(222,696)
Income tax expense	-	-
Net loss	$(308,081)	$(222,696)

The following table presents selected financial information with respect to the Company’s single operating segment for the years ended December 31, 2024 and 2023:

	For the Years Ended
	December 31, 2024	December 31, 2023

Revenue	$-	$-

Operating expenses
General and administrative expenses	396,434	42,918
Professional fees	438,461	349,031
Total operating expenses	834,895	391,949
Operating loss	(834,895)	(391,949)
Operating margin	-100.0%	-100.0%

Other income (expenses)
Interest income	13	7
Change in fair value of earnout shares liability	18,731,514	-
Change in fair value of warrants liability	(397,553)	-
Forbearance fee expense	(13,226,926)	-
Interest expense	(168,886)	(109,353)
Total other income (expense)	4,938,162	(109,346)
Income (loss) before income tax expense	4,103,267	(501,295)
Income tax expense	(200)	-
Net income (loss)	$4,103,067	$(501,295)